Shareholder Report, Average Annual Return (Details)		12 Months Ended
	Apr. 11, 2023	Mar. 31, 2026
C000241458 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%	7.45%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.49%	17.80%